Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts (Detail)		12 Months Ended
		Mar. 31, 2015
Asset category
Plan assets		100.00%
General Account Assets
Asset category
Plan assets	[1]	14.00%
Other assets
Asset category
Plan assets		2.00%
Japan | Equity securities
Asset category
Plan assets		5.00%
Japan | Debt securities
Asset category
Plan assets		44.00%
Foreign | Equity securities
Asset category
Plan assets		25.00%
Foreign | Debt securities
Asset category
Plan assets		10.00%

[1]	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.